          Payden Absolute Return Bond Fund

Schedule of Investments - January 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (27%)
393,735	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 2.63%, 7/25/27 (a)(b)	$394
600,000	Allegro CLO II-S Ltd. 144A, (3 mo. LIBOR USD + 1.080%), 2.90%, 10/21/28 (a)(b)	600
1,600,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 3.33%, 7/15/27 (a)(b)	1,602
1,600,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%), 2.75%, 7/18/27 (a)(b)	1,603
650,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 4.27%, 7/18/27 (a)(b)	637
700,000	Apres Static CLO Ltd. 144A, (3 mo. LIBOR USD + 1.750%), 3.58%, 1/15/27 (a)(b)	700
3,000,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.18%, 5/15/37 (a)(b)	3,010
1,700,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.700%), 3.38%, 5/15/37 (a)(b)	1,709
1,500,000	Arbor Realty Commercial Real Estate Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.750%), 3.43%, 9/15/34 (a)(b)	1,509
2,350,000	Avery Point VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.050%), 2.79%, 8/05/27 (a)(b)	2,353
1,090,626	Barings BDC Static CLO Ltd. 2019-1 144A, (3 mo. LIBOR USD + 1.020%), 2.85%, 4/15/27 (a)(b)	1,088
1,500,000	Barings BDC Static CLO Ltd. 2019-1 144A, (3 mo. LIBOR USD + 1.650%), 3.48%, 4/15/27 (a)(b)	1,502
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%), 5.07%, 7/20/28 (a)(b)	371
300,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 1.400%), 3.07%, 12/15/35 (a)(b)	302
1,450,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.700%), 4.37%, 12/15/35 (a)(b)	1,460
2,200,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 2.93%, 2/16/37 (a)(b)	2,208
2,350,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 3.13%, 2/16/37 (a)(b)	2,358
2,100,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.800%), 3.58%, 2/16/37 (a)(b)	2,107
450,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%), 0.85%, 4/15/30 EUR (a)(b)(c)	499
1,300,000	Blackrock European CLO V DAC, (3 mo. EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (a)(c)(d)	1,431
2,050,000	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 3.05%, 1/20/29 (a)(b)	2,054
600,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 2.98%, 9/15/35 (a)(b)	602
450,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.28%, 9/15/35 (a)(b)	452

Principal or Shares	Security Description	Value (000)

400,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%), 3.78%, 9/15/35 (a)(b)	$402
350,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 4.43%, 9/15/35 (a)(b)	353
447,902	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	498
1,760,000	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,771
1,200,000	CARS-DB4 LP 144A, 3.19%, 2/15/50 (b)	1,211
2,800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (b)	2,827
800,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (b)	813
970,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (b)	997
1,410,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 3.12%, 6/09/30 (a)(b)	1,413
1,950,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.090%), 2.91%, 10/20/28 (a)(b)	1,952
500,000	Cedar Funding VI CLO Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.42%, 10/20/28 (a)(b)	501
1,925,000	Cent CLO 17 Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 4.57%, 4/30/31 (a)(b)	1,877
350,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 4.70%, 4/24/31 (a)(b)	343
5,660,000	CIFC Funding 2014-II-R Ltd. 144A, (3 mo. LIBOR USD + 1.050%), 2.85%, 4/24/30 (a)(b)	5,652
2,325,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 0.860%), 2.65%, 10/25/27 (a)(b)	2,324
450,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 2.950%), 4.74%, 10/25/27 (a)(b)	444
1,100,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 11/15/29 EUR (a)(b)(c)	1,221
1,450,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 1.600%), 1.60%, 11/15/29 EUR (a)(b)(c)	1,610
1,000,000	Clarinda Park CLO DAC 144A, (3 mo. EURIBOR + 3.400%), 3.40%, 11/15/29 EUR (a)(b)(c)	1,111
250,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.39%, 10/25/28 (a)(b)	251
918,262	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (b)	975
464,772	Countrywide Asset-Backed Certificates, 4.59%, 10/25/46 (e)	457
300,000	CVC Cordatus Loan Fund III DAV 144A, (3 mo. EURIBOR + 2.550%), 2.55%, 8/15/32 EUR (a)(b)(c)	329
1,666,000	DB Master Finance LLC 144A, 3.63%, 11/20/47 (b)	1,727
696,500	DB Master Finance LLC 144A, 3.79%, 5/20/49 (b)	717
2,688,125	Domino’s Pizza Master Issuer LLC 144A, 3.08%, 7/25/47 (b)	2,712
1,200,000	Drive Auto Receivables Trust 2018-1, 3.81%, 5/15/24	1,222
3,700,000	Drive Auto Receivables Trust 2019-2, 3.69%, 8/17/26	3,826

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Drive Auto Receivables Trust 2019-3, 3.18%, 10/15/26	$1,026
1,089,000	Driven Brands Funding LLC 144A, 4.64%, 4/20/49 (b)	1,152
890,475	Driven Brands Funding LLC 144A, 5.22%, 7/20/45 (b)	919
1,650,000	Dryden 36 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.750%), 3.58%, 4/15/29 (a)(b)	1,650
650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31 EUR (a)(b)(c)	724
945,000	First Investors Auto Owner Trust 2019-1 144A, 3.55%, 4/15/25 (b)	976
2,000,000	First Investors Auto Owner Trust 2019-2 144A, 2.80%, 12/15/25 (b)	2,036
437,625	FOCUS Brands Funding LLC 144A, 3.86%, 4/30/47 (b)	439
1,453,314	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%), 2.70%, 11/15/26 (a)(b)	1,453
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 2.98%, 2/22/36 (a)(b)	503
600,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.28%, 2/22/36 (a)(b)	603
800,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.900%), 3.58%, 2/22/36 (a)(b)	805
1,700,000	Grand Avenue CRE 2019-FL1 144A, (1 mo. LIBOR USD + 1.500%), 3.18%, 6/15/37 (a)(b)	1,709
1,050,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 3.23%, 9/15/28 (a)(b)	1,059
250,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 3.83%, 9/15/28 (a)(b)	250
350,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 4.33%, 9/15/28 (a)(b)	347
2,100,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.180%), 2.86%, 9/15/37 (a)(b)	2,110
2,300,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.400%), 4.08%, 9/15/37 (a)(b)	2,316
2,000,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 4.43%, 9/15/37 (a)(b)	2,023
2,300,000	Greywolf CLO IV Ltd. 144A, (3 mo. LIBOR USD + 1.950%), 3.79%, 4/17/30 (a)(b)	2,301
1,000,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.47%, 1/20/30 (a)(b)	1,000
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.44%, 7/25/27 (a)(b)	502
2,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32 EUR (a)(b)(c)	2,558
1,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.800%), 1.80%, 7/15/32 EUR (a)(b)(c)	1,445

Principal or Shares	Security Description	Value (000)

250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 2.76%, 8/15/28 (a)(b)	$251
450,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%), 4.03%, 8/15/28 (a)(b)	452
2,400,000	ICG U.S. CLO 2015-1 LLC 144A, (3 mo. LIBOR USD + 1.370%), 3.17%, 1/16/33 (a)(b)(f)	2,400
250,000	ICG U.S. CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 2.69%, 1/16/28 (a)(b)	250
400,000	ICG U.S. CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.450%), 4.29%, 1/16/28 (a)(b)	390
400,000	ICG U.S. CLO 2017-1 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.45%, 4/28/29 (a)(b)	401
611,285	Invitation Homes 2018-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.000%), 2.67%, 7/17/37 (a)(b)	612
232,239	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 2.77%, 4/21/25 (a)(b)	232
250,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 3.27%, 4/21/25 (a)(b)	250
550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 2.77%, 6/15/36 (a)(b)	552
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 3.02%, 6/15/36 (a)(b)	301
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 3.27%, 6/15/36 (a)(b)	201
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%), 3.67%, 6/15/36 (a)(b)	201
1,500,000	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.240%), 3.07%, 7/15/27 (a)(b)	1,502
950,000	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.750%), 3.58%, 7/15/27 (a)(b)	952
750,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 2.86%, 10/20/27 (a)(b)	750
800,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR USD + 1.400%), 3.06%, 12/22/35 (a)(b)	804
1,200,000	LoanCore 2018-CRE1 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 2.81%, 5/15/28 (a)(b)	1,201
1,300,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.18%, 5/15/36 (a)(b)	1,303
755,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 2.77%, 4/19/30 (a)(b)	755
1,340,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 4.67%, 4/19/30 (a)(b)	1,333
1,050,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 2.83%, 6/15/28 (a)(b)	1,053
150,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 3.23%, 6/15/28 (a)(b)	150
720,000	Neuberger Berman CLO XVI-S Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 2.68%, 1/15/28 (a)(b)	720
1,000,000	NLY Commercial Mortgage Trust 144A, (1 mo. LIBOR USD + 1.600%), 3.28%, 2/15/36 (a)(b)	1,007
4,567,611	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	4,591

          Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 4.69%, 4/26/31 (a)(b)	$385
350,000	Octagon Investment Partners 25 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 2.62%, 10/20/26 (a)(b)	350
735,000	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 2.68%, 7/15/27 (a)(b)	736
1,100,000	OneMain Financial Issuance Trust 2019-1 144A, 4.22%, 2/14/31 (b)	1,150
2,200,000	OZLM VII Ltd. 144A, (3 mo. LIBOR USD + 1.010%), 2.85%, 7/17/29 (a)(b)	2,200
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.37%, 4/30/27 (a)(b)	449
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 4.77%, 4/30/27 (a)(b)	290
3,550,000	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 4.77%, 7/30/27 (a)(b)	3,514
1,950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 3.54%, 5/21/29 (a)(b)	1,951
3,150,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 3.150%), 5.04%, 5/21/29 (a)(b)	3,158
2,250,000	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 1.350%), 3.15%, 2/20/28 (a)(b)(f)	2,250
2,900,000	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.500%), 4.30%, 2/20/28 (a)(b)(f)	2,900
800,000	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 4.850%), 6.65%, 2/20/28 (a)(b)(f)	800
750,500	Planet Fitness Master Issuer LLC 144A, 4.26%, 9/05/48 (b)	771
1,975,000	Planet Fitness Master Issuer LLC 144A, 4.67%, 9/05/48 (b)	2,085
400,000	Progress Residential 2018-SFR3 Trust 144A, 4.08%, 10/17/35 (b)	412
1,250,000	Progress Residential 2019-SFR2 Trust 144A, 3.79%, 5/17/36 (b)	1,289
2,350,000	Progress Residential 2019-SFR4 Trust 144A, 2.94%, 10/17/36 (b)	2,380
1,850,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 1.250%), 3.08%, 1/15/29 (a)(b)	1,854
1,500,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 1.850%), 3.68%, 1/15/29 (a)(b)	1,500
850,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 2.97%, 12/20/28 (a)(b)	852
300,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 3.91%, 12/20/28 (a)(b)	300
2,250,000	RR 6 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 3.43%, 4/15/30 (a)(b)	2,251
1,200,000	Santander Drive Auto Receivables Trust 2019-2, 3.22%, 7/15/25	1,235

Principal or Shares	Security Description	Value (000)

448,010	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%), 2.75%, 10/20/27 (a)(b)	$448
559,097	Starwood Waypoint Homes 2017-1 Trust 144A, (1 mo. LIBOR USD + 0.950%), 2.63%, 1/17/35 (a)(b)	560
1,700,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 2.76%, 7/15/38 (a)(b)	1,704
3,308,995	Symphony CLO XIV Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 2.79%, 7/14/26 (a)(b)	3,311
2,050,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 2.71%, 4/15/28 (a)(b)	2,051
500,000	Symphony CLO XVII Ltd., (3 mo. LIBOR USD + 2.650%), 4.48%, 4/15/28 (a)(d)	501
450,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 2.650%), 4.48%, 4/15/28 (a)(b)	448
1,386,000	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	1,435
317,491	Thacher Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.160%), 2.98%, 10/20/26 (a)(b)	318
202,505	THL Credit Wind River 2015-2 CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%), 2.70%, 10/15/27 (a)(b)	202
1,000,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 2.80%, 11/15/37 (a)(b)	1,002
250,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%), 3.97%, 11/15/37 (a)(b)	252
900,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 2.72%, 4/15/29 (a)(b)	899
770,000	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 2.71%, 4/15/27 (a)(b)	770
2,300,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR USD + 1.180%), 3.00%, 10/20/28 (a)(b)	2,301
1,300,000	Voya CLO 2019-1 Ltd. 144A, (3 mo. LIBOR USD + 1.170%), 3.00%, 4/15/29 (a)(b)	1,301
2,450,000	Wendy’s Funding LLC 144A, 3.57%, 3/15/48 (b)	2,510
895,500	Wendy’s Funding LLC 144A, 3.78%, 6/15/49 (b)	932
550,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	568
4,600,000	Westlake Automobile Receivables Trust 2019-1 144A, 3.67%, 3/15/24 (b)	4,723
3,400,000	Westlake Automobile Receivables Trust 2019-3 144A, 2.72%, 11/15/24 (b)	3,430
843,625	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48 (b)	871

Total Asset Backed (Cost - $187,178)		188,206

Bank Loans(g) (2%)
1,700,000	1011778 BC ULC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.40%, 11/19/26	1,701
1,722,245	American Airlines Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.000%), 3.68%, 12/14/23	1,723
664,787	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 3-Month + 1.750%), 3.69%, 6/01/24	666

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,061,563	Charter Communications Operating LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 3.55%, 2/01/27	$1,067
900,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/29/27 EUR (c)	1,001
96,000	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 3.41%, 6/22/26	97
745,515	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.41%, 4/03/25	750
1,425,215	Live Nation Entertainment Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.44%, 10/16/26	1,431
1,624,126	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 3.65%, 2/22/24	1,633
1,296,641	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.40%, 6/27/23	1,302
760,000	WMG Acquisition Corp. Term Loan F 1L, (LIBOR USD 1-Month + 2.125%), 3.77%, 11/01/23	764
1,736,809	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 3.40%, 5/30/25	1,750

Total Bank Loans (Cost - $13,760)		13,885

Commercial Paper (5%)
2,030,000	Bell Canada, 1.91%, 4/07/20 (f)	2,023
5,000,000	CenterPoint Energy Inc., 1.80%, 2/11/20 (f)	4,998
7,000,000	General Electric Co., 1.78%, 3/03/20 (f)	6,989
7,000,000	Louisville Gas & Electric Co., 1.73%, 2/11/20 (f)	6,996
6,500,000	NetApp Inc., 1.82%, 3/03/20 (f)	6,490
5,000,000	Virginia Electric & Power Co., 2.07%, 2/26/20 (f)	4,993

Total Commercial Paper (Cost - $32,489)		32,489

Common Stock (0%)
300,000	T-Mobile USA Inc., Escrow (h) (Cost - $ — )	—
Corporate Bond (26%)
1,500,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (b)	1,533
1,580,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	1,655
450,000	ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (d)	471
1,100,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 5/15/21	1,136
430,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (b)	453
1,000,000	Alexandria Real Estate Equities Inc., 4.00%, 1/15/24	1,078
2,300,000	Alimentation Couche-Tard Inc. 144A, 2.70%, 7/26/22 (b)	2,341
978,000	Allergan Sales LLC 144A, 4.88%, 2/15/21 (b)	1,001
1,000,000	Allergan Sales LLC 144A, 5.00%, 12/15/21 (b)	1,048
500,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29 (b)	547
1,900,000	Anheuser-Busch InBev Worldwide Inc., 4.15%, 1/23/25	2,097
1,000,000	Anthem Inc., 2.95%, 12/01/22	1,029
900,000	Anthem Inc., 3.70%, 8/15/21	924

Principal or Shares	Security Description	Value (000)

1,000,000	ANZ New Zealand Int’l Ltd. 144A, 3.40%, 3/19/24 (b)	$1,058
1,150,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	1,220
270,000	Ashtead Capital Inc. 144A, 4.13%, 8/15/25 (b)	278
1,100,000	AT&T Inc., 0.25%, 3/04/26 EUR (c)	1,216
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	281
800,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%), 2.86%, 6/01/21 (a)(b)	805
880,000	Avolon Holdings Funding Ltd. 144A, 3.63%, 5/01/22 (b)	907
800,000	Avolon Holdings Funding Ltd. 144A, 3.95%, 7/01/24 (b)	843
1,800,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	1,812
1,600,000	Banco Bradesco SA 144A, 3.20%, 1/27/25 (b)	1,611
690,000	Banco de Credito del Peru 144A, 2.70%, 1/11/25 (b)	692
1,200,000	Banco de Sabadell SA, 1.75%, 5/10/24 EUR (c)(d)	1,382
1,060,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26 (b)	1,076
1,200,000	Banco Santander SA, 2.71%, 6/27/24	1,234
2,400,000	Bank of America Corp., (3 mo. LIBOR USD + 0.870%), 2.46%, 10/22/25 (a)	2,453
440,000	Bank of America Corp., (3 mo. LIBOR USD + 1.160%), 3.12%, 1/20/23 (a)	451
1,350,000	Barclays PLC, (3 mo. LIBOR USD + 1.400%), 4.61%, 2/15/23 (a)	1,415
1,200,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,282
1,300,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (c)	1,467
1,250,000	BPCE SA 144A, 2.38%, 1/14/25 (b)	1,261
185,000	Bristol-Myers Squibb Co. 144A, 2.75%, 2/15/23 (b)	190
1,400,000	Bristol-Myers Squibb Co. 144A, 2.90%, 7/26/24 (b)	1,463
1,700,000	CaixaBank SA, 1.75%, 10/24/23 EUR (c)(d)	1,986
240,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.00%, 3/01/23 (b)	244
1,055,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	1,180
480,000	Centene Corp., 4.75%, 5/15/22	489
600,000	CenterPoint Energy Inc., 2.50%, 9/01/24	611
490,000	CenturyLink Inc., 5.63%, 4/01/20	492
1,500,000	CenturyLink Inc., 5.80%, 3/15/22	1,584
1,800,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	1,903
320,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	348
1,170,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	1,329
900,000	Chubb INA Holdings Inc., 0.30%, 12/15/24 EUR (c)	1,007
860,000	Cigna Corp., 3.40%, 9/17/21	883

          Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,485,000	Cigna Corp., 3.75%, 7/15/23	$1,571
700,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	707
1,800,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.867%), 2.31%, 11/04/22 (a)	1,813
750,000	Citigroup Inc., 2.70%, 10/27/22	767
300,000	Citigroup Inc., 2.75%, 4/25/22	306
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,223
350,000	Comcast Corp., 3.70%, 4/15/24	377
800,000	Conagra Brands Inc., 3.80%, 10/22/21	828
210,000	Covanta Holding Corp., 5.88%, 3/01/24	214
695,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25 (a)(b)	707
1,600,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	1,676
600,000	CSC Holdings LLC 144A, 5.38%, 7/15/23 (b)	614
550,000	CSC Holdings LLC, 6.75%, 11/15/21	592
2,390,000	CVS Health Corp., 3.70%, 3/09/23	2,509
750,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (b)	773
750,000	DH Europe Finance II Sarl, 0.20%, 3/18/26 EUR (c)	832
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	373
650,000	Dollar Tree Inc., 3.70%, 5/15/23	686
1,350,000	Dominion Energy Inc., 2.72%, 8/15/21	1,365
685,000	Enbridge Inc., 2.90%, 7/15/22	702
706,000	Encompass Health Corp., 5.75%, 11/01/24	716
1,500,000	Enel Finance International NV 144A, 4.63%, 9/14/25 (b)	1,669
1,150,000	Energy Transfer Operating LP, 2.90%, 5/15/25	1,164
205,000	Energy Transfer Operating LP, 3.60%, 2/01/23	212
250,000	Energy Transfer Operating LP, 4.20%, 9/15/23	266
325,000	Energy Transfer Operating LP, 4.25%, 3/15/23	342
1,400,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,486
1,140,000	EQM Midstream Partners LP, 4.75%, 7/15/23	1,126
1,600,000	Equinix Inc., 2.63%, 11/18/24	1,620
150,000	Equinix Inc., 2.88%, 3/15/24 EUR (c)	171
1,200,000	Evergy Inc., 2.45%, 9/15/24	1,222
500,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	568
400,000	Fidelity National Information Services Inc., 2.60%, 5/21/25 GBP (c)	562
1,800,000	Fiserv Inc., 2.75%, 7/01/24	1,856
1,600,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,751
1,350,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,363
1,400,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	1,416
700,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	711
1,950,000	General Motors Financial Co. Inc., 2.90%, 2/26/25	1,973
1,350,000	General Motors Financial Co. Inc., 3.55%, 7/08/22	1,394
525,000	GLP Capital LP/GLP Financing II Inc., 4.38%, 4/15/21	537
700,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.821%), 2.88%, 10/31/22 (a)	712

Principal or Shares	Security Description	Value (000)

600,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	$639
581,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	625
640,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23	650
1,000,000	Grifols SA 144A, 1.63%, 2/15/25 EUR (b)(c)	1,124
450,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 1.055%), 3.26%, 3/13/23 (a)	462
1,200,000	HSBC Holdings PLC, (3 mo. LIBOR USD + 0.987%), 3.95%, 5/18/24 (a)	1,271
900,000	Humana Inc., 2.90%, 12/15/22	923
155,000	Husky Energy Inc., 3.95%, 4/15/22	160
440,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	440
300,000	IHO Verwaltungs GmbH 144A, 3.63%, 5/15/25 EUR (b)(c)	342
500,000	IHO Verwaltungs GmbH 144A, 6.00%, 5/15/27 (b)	533
1,800,000	Indonesia Asahan Aluminium Persero PT 144A, 5.23%, 11/15/21 (b)	1,890
1,300,000	Indonesia Asahan Aluminium Persero PT 144A, 5.71%, 11/15/23 (b)	1,438
330,000	ING Groep NV, 4.10%, 10/02/23	354
340,000	International Lease Finance Corp., 4.63%, 4/15/21	351
1,205,000	Iron Mountain Inc., 5.75%, 8/15/24	1,219
1,500,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (b)	1,505
1,700,000	Itau Unibanco Holding SA 144A, 3.25%, 1/24/25 (b)	1,716
1,435,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.160%), 2.30%, 10/15/25 (a)	1,459
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (a)	863
445,000	Level 3 Financing Inc., 5.13%, 5/01/23	448
1,400,000	Lloyds Banking Group PLC, (3 mo. LIBOR USD + 0.810%), 2.91%, 11/07/23 (a)	1,430
1,250,000	Macquarie Bank Ltd. 144A, 2.10%, 10/17/22 (b)	1,260
1,715,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	1,771
450,000	Meritage Homes Corp., 7.00%, 4/01/22	492
250,000	Midwest Connector Capital Co. LLC 144A, 3.63%, 4/01/22 (b)	258
1,100,000	Mitsubishi UFJ Financial Group Inc., 2.19%, 9/13/21	1,107
1,200,000	Mitsubishi UFJ Financial Group Inc., 2.62%, 7/18/22	1,224
410,000	Mitsubishi UFJ Financial Group Inc., 3.00%, 2/22/22	420
1,200,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	1,214
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24 EUR (a)(c)	792
440,000	MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 5/01/24	450
800,000	National Bank of Canada 144A, 2.15%, 10/07/22 (b)	807
1,500,000	NextEra Energy Capital Holdings Inc., 2.40%, 9/01/21	1,516

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,180,000	Nissan Motor Acceptance Corp. 144A, 3.15%, 3/15/21 (b)	$1,194
300,000	Nordea Bank Abp 144A, 4.88%, 5/13/21 (b)	311
1,100,000	Occidental Petroleum Corp., 2.60%, 8/13/21	1,112
1,150,000	Occidental Petroleum Corp., 2.70%, 8/15/22	1,168
210,000	ONEOK Inc., 4.25%, 2/01/22	218
1,455,000	ONEOK Partners LP, 5.00%, 9/15/23	1,595
900,000	Park Aerospace Holdings Ltd. 144A, 5.25%, 8/15/22 (b)	965
950,000	PayPal Holdings Inc., 2.20%, 9/26/22	961
345,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.30%, 4/01/21 (b)	351
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.45%, 7/01/24 (b)	1,056
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.65%, 7/29/21 (b)	590
1,550,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (b)	1,684
1,150,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (b)	1,172
1,240,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23 (b)	1,268
1,850,000	Ryder System Inc., 2.50%, 9/01/24	1,889
460,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	518
1,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,718
455,000	SBA Communications Corp., 4.00%, 10/01/22	464
2,800,000	SBA Tower Trust 144A, 2.84%, 1/15/25 (b)	2,902
220,000	Service Corp. International, 5.38%, 5/15/24	226
1,100,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	1,132
800,000	Shriram Transport Finance Co. Ltd. 144A, 5.10%, 7/16/23 (b)	804
1,300,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	1,334
1,230,000	Sirius XM Radio Inc. 144A, 4.63%, 5/15/23 (b)	1,243
200,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	213
340,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	343
918,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	927
850,000	Standard Industries Inc. 144A, 2.25%, 11/21/26 EUR (b)(c)	957
1,520,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	1,547
800,000	Sumitomo Mitsui Financial Group Inc., 2.93%, 3/09/21	811
1,218,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23	1,254
400,000	Takeda Pharmaceutical Co. Ltd. 144A, 0.38%, 11/21/20 EUR (b)(c)	445
300,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.13%, 11/21/22 EUR (b)(c)	344
650,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	674
1,470,000	Tenet Healthcare Corp., 4.63%, 7/15/24	1,510
100,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	100

Principal or Shares	Security Description	Value (000)

800,000	Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 4/15/22 EUR (c)	$895
450,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	443
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	932
1,150,000	Thermo Fisher Scientific Inc., 0.13%, 3/01/25 EUR (c)	1,276
300,000	T-Mobile USA Inc., 6.50%, 1/15/24	309
1,500,000	Truist Bank, 2.80%, 5/17/22	1,534
1,500,000	UBS Group AG 144A, 3.49%, 5/23/23 (b)	1,552
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	91
850,000	Ventas Realty LP, 3.50%, 4/15/24	901
1,000,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (b)	1,030
250,000	Vodafone Group PLC, 3.75%, 1/16/24	267
1,250,000	Volkswagen Group of America Finance LLC 144A, 4.00%, 11/12/21 (b)	1,295
900,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	972
1,525,000	WEA Finance LLC 144A, 3.15%, 4/05/22 (b)	1,568
700,000	Wells Fargo & Co., 2.50%, 3/04/21	706
1,500,000	Welltower Inc., 4.00%, 6/01/25	1,640
1,500,000	Worldline SA, 0.25%, 9/18/24 EUR (c)(d)	1,665
895,000	WPX Energy Inc., 4.50%, 1/15/30	902
1,140,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	1,141

Total Corporate Bond (Cost - $173,995)		178,510

Foreign Government (9%)
718,000	Dominican Republic International Bond 144A, 5.88%, 4/18/24 (b)	772
1,900,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	1,967
733,333	Dominican Republic International Bond, 7.50%, 5/06/21 (d)	759
700,000	Egypt Government International Bond 144A, 5.58%, 2/21/23 (b)	736
1,100,000	Egypt Government International Bond 144A, 5.75%, 4/29/20 (b)	1,109
450,000	Egypt Government International Bond, 5.75%, 4/29/20 (d)	454
1,700,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (b)	1,786
2,400,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	2,473
1,900,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	2,004
800,000	Georgia Government International Bond, 6.88%, 4/12/21 (d)	844
1,500,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (b)	1,680
350,000	Ghana Government International Bond, 7.88%, 8/07/23 (d)	392
2,141,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	2,284
1,110,000	Guatemala Government Bond, 5.75%, 6/06/22 (d)	1,184
1,600,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (b)(i)	1,793

          Payden Absolute Return Bond Fund  continued

Principal or Shares	Security Description	Value (000)

1,700,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	$1,787
1,350,000	Honduras Government International Bond, 8.75%, 12/16/20 (d)	1,419
1,100,000,000	Japan Treasury Discount Bill, 0.00%, 3/09/20 JPY (c)(f)	10,153
1,100,000,000	Japan Treasury Discount Bill, 0.00%, 3/16/20 JPY (c)(f)	10,153
1,550,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (b)(c)	1,802
1,355,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (b)	1,389
1,520,000	Mongolia Government International Bond 144A, 10.88%, 4/06/21 (b)	1,642
200,000	Mongolia Government International Bond, 10.88%, 4/06/21 (d)	216
870,000	Nigeria Government International Bond 144A, 6.38%, 7/12/23 (b)	947
2,650,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	2,748
620,000	Nigeria Government International Bond, 6.75%, 1/28/21 (d)	643
1,590,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (b)	1,717
880,000	Republic of South Africa Government International Bond, 5.50%, 3/09/20	883
1,375,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (b)	1,529
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	313
250,000	Senegal Government International Bond, 8.75%, 5/13/21 (d)	270
600,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (b)	611
1,400,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	1,419
1,300,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (b)	1,420

Total Foreign Government (Cost - $60,292)		61,298

Mortgage Backed (30%)
539,253	Alternative Loan Trust 2005-56, (1 mo. LIBOR USD + 0.730%), 2.39%, 11/25/35 (a)	557
1,562,853	Alternative Loan Trust 2006-25CB, 6.00%, 10/25/36	1,319
258,064	Alternative Loan Trust 2006-2CB, 6.00%, 3/25/36	195
199,681	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	143
387,384	Alternative Loan Trust 2006-HY11, (1 mo. LIBOR USD + 0.120%), 1.78%, 6/25/36 (a)	373
709,352	Alternative Loan Trust 2007-12T1, 6.00%, 6/25/37	549
834,918	Alternative Loan Trust 2007-15CB, 5.75%, 7/25/37	746

Principal or Shares	Security Description	Value (000)

512,754	Alternative Loan Trust 2007-6, 5.75%, 4/25/47	$453
168,332	American Home Mortgage Investment Trust 2006-3, (6 mo. LIBOR USD + 1.750%), 3.66%, 12/25/36 (a)	159
449,283	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.200%), 2.87%, 11/14/35 (a)(b)	451
249,602	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 3.07%, 11/14/35 (a)(b)	250
1,900,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 144A, 3.72%, 4/14/33 (b)(e)	2,002
120,537	Banc of America Funding 2005-H Trust, 3.93%, 11/20/35 (e)	109
5,022,841	BANK 2018-BNK13, 0.66%, 8/15/61 (e)	166
2,307,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.722%), 2.40%, 3/15/37 (a)(b)	2,304
1,808,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.971%), 2.65%, 3/15/37 (a)(b)	1,805
372,665	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 0.950%), 2.62%, 8/15/35 (a)(b)	374
200,000	BDS 2018-FL2 144A, (1 mo. LIBOR USD + 1.400%), 3.07%, 8/15/35 (a)(b)	200
152,406	Bear Stearns ALT-A Trust 2006-6, 3.89%, 11/25/36 (e)	142
98,746	Bear Stearns ARM Trust 2007-3, 4.33%, 5/25/47 (e)	97
9,942,899	Benchmark 2018-B4 Mortgage Trust, 0.69%, 7/15/51 (e)	341
420,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.300%), 2.98%, 11/15/35 (a)(b)	421
350,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 3.48%, 11/15/35 (a)(b)	352
1,995,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 3.73%, 11/15/35 (a)(b)	2,006
1,200,000	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.800%), 3.48%, 10/15/36 (a)(b)	1,205
2,150,000	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.000%), 3.68%, 10/15/36 (a)(b)	2,162
2,600,000	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 3.98%, 10/15/36 (a)(b)	2,614
900,000	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 1.600%), 3.35%, 12/15/29 (a)(b)	904
1,200,000	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 3.75%, 12/15/29 (a)(b)	1,205
282,128	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 0.870%), 2.54%, 6/15/35 (a)(b)	283
550,000	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.950%), 3.62%, 6/15/35 (a)(b)	550

7   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

15,596,985	Cantor Commercial Real Estate Lending 2019-CF1, 1.30%, 5/15/52 (e)	$1,295
1,096,252	CGDBB Commercial Mortgage Trust 2017-BIOC 144A, (1 mo. LIBOR USD + 2.150%), 3.83%, 7/15/32 (a)(b)	1,095
2,600,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 1.500%), 3.18%, 6/15/34 (a)(b)	2,599
1,600,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 4.03%, 6/15/34 (a)(b)	1,603
1,050,000	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.608%), 4.28%, 6/15/34 (a)(b)	1,053
163,254	CHL Mortgage Pass-Through Trust 2004-29, 2.81%, 2/25/35 (e)	148
114,606	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.55%, 3/20/36 (e)	112
172,650	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.56%, 2/25/47 (e)	161
1,400,000	COMM 2015-3BP Mortgage Trust 144A, 3.35%, 2/10/35 (b)(e)	1,429
6,923,699	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 3.81%, 11/25/39 (a)(b)	6,989
100,219	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 0.850%), 2.51%, 7/25/31 (a)(b)	100
700,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 2.450%), 4.11%, 7/25/31 (a)(b)	710
600,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 4.350%), 6.01%, 7/25/31 (a)(b)	661
1,300,000	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 4.150%), 5.81%, 8/25/31 (a)(b)	1,425
228,738	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 0.750%), 2.41%, 9/25/31 (a)(b)	229
1,300,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 2.150%), 3.81%, 9/25/31 (a)(b)	1,314
1,050,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 4.100%), 5.76%, 9/25/31 (a)(b)	1,128
2,907,102	Connecticut Avenue Securities Trust 2019-R06 144A, (1 mo. LIBOR USD + 0.750%), 2.41%, 9/25/39 (a)(b)	2,910
2,200,000	Connecticut Avenue Securities Trust 2019-R06 144A, (1 mo. LIBOR USD + 2.100%), 3.76%, 9/25/39 (a)(b)	2,227
1,000,000	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 3.400%), 5.06%, 10/25/39 (a)(b)	1,033

Principal or Shares	Security Description	Value (000)

1,800,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 3.74%, 1/25/40 (a)(b)	$1,822
3,550,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 3.250%), 4.94%, 1/25/40 (a)(b)	3,603
2,350,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 0.980%), 2.66%, 5/15/36 (a)(b)	2,356
2,800,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.150%), 3.83%, 5/15/36 (a)(b)	2,817
1,700,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.650%), 4.33%, 5/15/36 (a)(b)	1,711
1,100,000	CSMC Trust 2017-MOON 144A, 3.30%, 7/10/34 (b)(e)	1,103
344,206	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (e)	347
184,676	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (e)	179
92,446	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	89
1,100,000	Exantas Capital Corp. 2019-RSO7 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 3.17%, 4/15/36 (a)(b)	1,103
2,078,037	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.600%), 2.26%, 7/25/30 (a)	2,078
569,384	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.650%), 2.31%, 5/25/30 (a)	569
53,926	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.850%), 2.51%, 11/25/29 (a)	54
73,119	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.150%), 2.81%, 9/25/29 (a)	73
110,671	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%), 2.96%, 4/25/29 (a)	111
930,684	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 1.300%), 2.96%, 7/25/29 (a)	931
1,001,099	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.000%), 3.66%, 3/25/31 (a)	1,010
1,300,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.100%), 3.76%, 3/25/31 (a)	1,316
3,900,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 3.81%, 10/25/30 (a)	3,975
3,174,181	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 3.86%, 8/25/30 (a)	3,223
2,310,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%), 3.91%, 7/25/30 (a)	2,356
821,238	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%), 4.66%, 7/25/24 (a)	868
2,300,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%), 4.66%, 10/25/29 (a)	2,416
211,986	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.000%), 5.66%, 5/25/25 (a)	227

          Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.100%), 5.76%, 3/25/31 (a)	$1,550
341,690	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 5.91%, 1/25/29 (a)	364
148,604	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.550%), 6.21%, 2/25/25 (a)	155
142,485	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%), 6.66%, 7/25/25 (a)	156
73,722	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.000%), 6.66%, 7/25/25 (a)	79
285,592	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 5.700%), 7.36%, 4/25/28 (a)	318
318,225	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%), 7.66%, 9/25/28 (a)	351
158,955	First Horizon Alternative Mortgage Securities Trust 2006-AA5, 4.06%, 9/25/36 (e)	148
146,587	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	111
428,974	Flagstar Mortgage Trust 2018-1 144A, 3.50%, 3/25/48 (b)(e)	436
2,023,565	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 0.750%), 2.41%, 9/25/49 (a)(b)	2,024
4,100,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 3.51%, 9/25/49 (a)(b)	4,122
1,900,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 3.000%), 4.66%, 9/25/49 (a)(b)	1,979
800,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 7.500%), 9.16%, 9/25/49 (a)(b)	866
650,000	Freddie Mac STACR Remic Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 5.250%), 6.91%, 1/25/50 (a)(b)	659
1,650,000	Freddie Mac STACR REMIC Trust 2020-HQA 144A, (1 mo. LIBOR USD + 1.900%), 3.55%, 1/25/50 (a)(b)	1,659
700,000	Freddie Mac STACR REMIC Trust 2020-HQA 144A, (1 mo. LIBOR USD + 5.100%), 6.75%, 1/25/50 (a)(b)	713
3,063,588	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%), 2.41%, 10/25/48 (a)(b)	3,066
4,150,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 3.96%, 10/25/48 (a)(b)	4,237
461,269	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 0.900%), 2.56%, 1/25/49 (a)(b)	462
2,800,000	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 4.31%, 1/25/49 (a)(b)	2,867
2,700,173	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 4.11%, 3/25/49 (a)(b)	2,742

Principal or Shares	Security Description	Value (000)

550,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 4.350%), 6.01%, 3/25/49 (a)(b)	$601
775,440	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 0.700%), 2.36%, 10/25/49 (a)(b)	776
2,448,012	Freddie Mac STACR Trust 2019-FTR2 144A, (1 mo. LIBOR USD + 0.950%), 2.61%, 11/25/48 (a)(b)	2,449
550,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%), 6.54%, 9/25/47 (a)(b)	592
600,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%), 6.66%, 11/25/47 (a)(b)	639
127,922	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 0.900%), 2.56%, 2/25/49 (a)(b)	128
600,000	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 4.01%, 2/25/49 (a)(b)	608
294,202	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 0.700%), 2.36%, 4/25/49 (a)(b)	294
650,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 3.71%, 4/25/49 (a)(b)	656
1,550,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 4.100%), 5.76%, 4/25/49 (a)(b)	1,679
78,997	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.700%), 2.36%, 9/25/30 (a)	79
895,735	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%), 2.41%, 3/25/30 (a)	896
184,459	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 2.86%, 7/25/29 (a)	185
34,232	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 2.86%, 8/25/29 (a)	34
3,110,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%), 3.46%, 7/25/30 (a)	3,134
3,725,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 3.96%, 9/25/30 (a)	3,793
2,465,893	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.350%), 4.01%, 4/25/30 (a)	2,527
1,561,202	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.450%), 4.11%, 12/25/42 (a)	1,579

9   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

450,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.15%, 8/25/48 (b)(e)	$457
106,704	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.15%, 8/25/48 (b)(e)	107
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.500%), 4.16%, 3/25/30 (a)	3,474
1,950,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 6.26%, 12/25/42 (a)	2,113
1,253,587	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 12.91%, 10/25/29 (a)	1,568
254,185	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.440%), 2.10%, 6/25/45 (a)	239
1,557,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 1.500%), 3.18%, 7/15/32 (a)(b)	1,560
750,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 1.800%), 3.48%, 7/15/32 (a)(b)	752
1,150,000	GS Mortgage Securities Corp. Trust 2017-500K 144A, (1 mo. LIBOR USD + 2.500%), 4.18%, 7/15/32 (a)(b)	1,155
2,500,000	GS Mortgage Securities Corp. Trust 2019-SOHO 144A, (1 mo. LIBOR USD + 1.875%), 3.55%, 6/15/36 (a)(b)	2,498
156,359	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%), 2.01%, 3/25/35 (a)(b)	147
223,280	GSMPS Mortgage Loan Trust 2005-RP3 144A, (1 mo. LIBOR USD + 0.350%), 2.01%, 9/25/35 (a)(b)	200
66,887	HomeBanc Mortgage Trust 2004-1, (1 mo. LIBOR USD + 0.860%), 2.52%, 8/25/29 (a)	65
339,541	IndyMac INDX Mortgage Loan Trust 2006-AR29, (1 mo. LIBOR USD + 0.250%), 1.91%, 11/25/36 (a)	335
1,667,467	IndyMac INDX Mortgage Loan Trust 2006-AR35, (1 mo. LIBOR USD + 0.180%), 1.84%, 1/25/37 (a)	1,605
2,200,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 0.700%), 2.38%, 1/15/33 (a)(b)	2,197
300,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.100%), 4.78%, 1/15/33 (a)(b)	301
7,362,696	JP Morgan Alternative Loan Trust, 6.00%, 12/25/35	4,793
900,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI 144A, 4.01%, 10/05/31 (b)(e)	912
2,150,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(e)	2,188

Principal or Shares	Security Description	Value (000)

1,350,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-BCON 144A, 3.76%, 1/05/31 (b)(e)	$1,338
1,769,174	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ 144A, (1 mo. LIBOR USD + 1.000%), 2.68%, 6/15/32 (a)(b)	1,771
251,962	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 0.910%), 2.59%, 6/15/35 (a)(b)	252
260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PHH 144A, (1 mo. LIBOR USD + 1.160%), 2.84%, 6/15/35 (a)(b)	260
121,448	JP Morgan Mortgage Trust 2006-A3, 4.05%, 5/25/36 (e)	122
106,748	JP Morgan Mortgage Trust 2006-A3, 4.05%, 5/25/36 (e)	107
56,767	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (b)(e)	57
840,515	JP Morgan Mortgage Trust 2017-5 144A, 3.15%, 10/26/48 (b)(e)	854
5,965,140	LCCM 2017-LC26 144A, 1.66%, 7/12/50 (b)(e)	472
370,000	Madison Avenue Trust 2013-650M 144A, 4.17%, 10/12/32 (b)(e)	373
271,649	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%), 3.97%, 8/25/36 (a)	271
2,381,942	Morgan Stanley Capital I Trust 2018-H3, 1.00%, 7/15/51 (e)	132
897,859	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 1.700%), 3.36%, 10/15/49 (a)(b)	903
800,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 4.91%, 10/15/49 (a)(b)	843
4,538,134	NACC Reperforming Loan REMIC Trust 2004-R1 144A, 6.50%, 3/25/34 (b)	4,526
1,042,650	NACC Reperforming Loan REMIC Trust 2004-R1 144A, 7.50%, 3/25/34 (b)	1,078
480,889	New Residential Mortgage Loan Trust 2014-3 144A, 5.60%, 11/25/54 (b)(e)	530
351,942	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%), 3.16%, 6/25/57 (a)(b)	358
1,000,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 3.09%, 4/14/36 (a)(b)	1,005
496,985	RALI Series 2005-QA4 Trust, 4.50%, 4/25/35 (e)	451
188,255	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	184
3,173,121	RALI Series 2007-QS10 Trust, 6.50%, 9/25/37	3,125
537,804	RALI Series 2007-QS2 Trust, 6.25%, 1/25/37	503
2,178,118	Residential Asset Securitization Trust 2006-A4IP, 6.63%, 5/25/36 (e)	1,425
466,991	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.60%, 8/20/56 GBP (a)(b)(c)	619
1,959,349	Sequoia Mortgage Trust 2007-1, 3.90%, 2/20/47 (e)	1,857

          Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

472,251	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%), 2.41%, 9/25/48 (a)(b)	$473
350,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 3.76%, 9/25/48 (a)(b)	355
4,900,253	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 3.31%, 4/25/43 (a)(b)	4,923
2,500,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 5.41%, 4/25/43 (a)(b)	2,633
936,209	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 13.41%, 4/25/43 (a)(b)	1,231
26,571	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 0.850%), 2.51%, 2/25/47 (a)(b)	27
2,760,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 2.91%, 2/25/47 (a)(b)	2,767
3,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 4.06%, 2/25/47 (a)(b)	3,392
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 12.16%, 2/25/47 (a)(b)	2,309
890,701	Structured Asset Mortgage Investments II Trust 2006-AR7, (1 mo. LIBOR USD + 0.210%), 1.87%, 8/25/36 (a)	833
2,826,193	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-RF4 144A, 6.00%, 10/25/36 (b)	2,337
380,757	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%), 2.59%, 10/15/35 (a)(b)	382
460,248	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, (1 mo. LIBOR USD + 0.610%), 2.27%, 8/25/45 (a)	413
390,407	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust, (1 mo. LIBOR USD + 0.280%), 1.94%, 11/25/45 (a)	380
97,385	WaMu Mortgage Pass-Through Certificates Series 2005-AR17 Trust, (1 mo. LIBOR USD + 0.290%), 1.95%, 12/25/45 (a)	96
112,147	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust, 3.71%, 9/25/36 (e)	109
134,139	WaMu Mortgage Pass-Through Certificates Series 2006-AR19 Trust, (Cost of Funds for the 11th District of San Francisco + 1.250%), 2.29%, 1/25/47 (a)	135
115,971	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust, 3.87%, 8/25/46 (e)	113
517,394	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 3.95%, 2/25/37 (e)	520
65,361	WaMu Mortgage Pass-Through Certificates Series 2007-HY6 Trust, 3.59%, 6/25/37 (e)	65
625,422	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.82%, 7/25/37 (e)	591
1,171,308	Washington Mutual Mortgage Pass-Through
	Certificates WMALT Series 2005-5 Trust, (1 mo. LIBOR USD + 1.400%), 3.06%, 7/25/35 (a)	1,083

Principal or Shares	Security Description	Value (000)

230,636	Wells Fargo Alternative Loan 2007-PA2 Trust,
	6.00%, 6/25/37	$237
450,000	Wells Fargo Commercial Mortgage Trust
	2017-SMP 144A, (1 mo. LIBOR USD
	+ 1.650%), 3.33%, 12/15/34 (a)(b)	449
6,861,754	Wells Fargo Commercial Mortgage Trust
	2018-C46, 1.11%, 8/15/51 (e)	391
Total Mortgage Backed (Cost - $210,190)		213,034
U.S. Treasury (3%)
20,500,000	U.S. Treasury Bill, 1.53%, 2/11/20 (f)	20,494
400,000	U.S. Treasury Note, 2.50%, 6/30/20	401
600,000	U.S. Treasury Note, 2.75%, 11/30/20	606
Total U.S. Treasury (Cost - $21,490)		21,501
Investment Company (0%)
1,727,917	Payden Cash Reserves Money Market Fund *
	(Cost - $1,728)	1,728
Purchase Options (0%)
Total Purchased Options (Cost - $137)		207
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $255)		—
Total Investments, Before Options Written
(Cost - $701,514) (102%)		710,858
Written Swaptions (0%)
Total Written Swaptions (Cost - $(255))		—
Total Investments (Cost - $701,259) (102%)		710,858
Liabilities in excess of Other Assets (-2%)		(12,883)
Net Assets (100%)		$697,975

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Yield to maturity at time of purchase.
(g)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.
(h)	Non-income producing security.
(i)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $784 and the total market value of the collateral held by the Fund is $808. Amount in 000s.

11   Payden Mutual Funds

Purchased Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	679	$2,190	2830.00	02/14/2020	$139	Put
S & P 500 Index	277	894	2720.00	02/28/2020	68	Put

Total Purchase Options		$3,084			$207

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
2-Year Interest Rate Swap, 02/05/22, Pay Fixed 1.6375%	BNP PARIBAS	$75,978	02/05/2022	$—	Put
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
10-Year Interest Rate Swap, 02/05/30, Receive Fixed 1.78%	BNP PARIBAS	$16,067	02/05/2030	$—	Put
Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
GBP 18	USD 23	HSBC Bank USA, N.A.	03/23/2020	$—
USD 28,061	EUR 25,155	Citibank, N.A.	03/23/2020	72
USD 2,199	EUR 1,974	Citibank, N.A.	03/23/2020	3
USD 19,430	AUD 28,453	State Street Bank & Trust Co.	02/20/2020	376

				451

Liabilities:
AUD 17,245	USD 11,829	State Street Bank & Trust Co.	02/20/2020	(281)
AUD 11,222	USD 7,723	State Street Bank & Trust Co.	02/20/2020	(208)
BRL 5,890	USD 1,390	Citibank, N.A.	04/30/2020	(21)
EUR 237	USD 265	Citibank, N.A.	03/23/2020	(1)
EUR 188	USD 209	Citibank, N.A.	03/23/2020	—
MXN 26,320	USD 1,391	Citibank, N.A.	04/30/2020	(16)
RUB 87,340	USD 1,381	Citibank, N.A.	04/30/2020	(30)
USD 10,117	JPY 1,100,000	BNP PARIBAS	03/09/2020	(56)
USD 10,121	JPY 1,100,000	BNP PARIBAS	03/16/2020	(56)
USD 1,178	GBP 909	HSBC Bank USA, N.A.	03/23/2020	(24)
ZAR 15,330	USD 1,038	Citibank, N.A.	04/30/2020	(29)

				(722)

Net Unrealized Appreciation (Depreciation)				$(271)

          Payden Absolute Return Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
AUD 3-Year Bond Future	832	Mar-20	$64,595	$135	$135
Euro-Bund Future	1	Mar-20	194	3	3
U.S. Treasury 2-Year Note Future	195	Mar-20	42,190	144	144
U.S. Treasury 5-Year Note Future	240	Mar-20	28,877	328	328

					610

Short Contracts:
Euro-Bobl Future	143	Mar-20	(21,404)	(133)	(133)

					(133)

Total Futures					$477

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually,	08/30/2022	$10,817	$(17)	$—	$(17)
Pay Variable 1.94625% (CDOR03 Index) Semi-Annually 3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay	08/30/2022	10,817	(15)	—	(15)
Variable 1.94625% (CDOR03 Index) Semi-Annually 3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay	08/30/2022	9,499	(17)	—	(17)
Variable 1.945% (CDOR03 Index) Semi-Annually 3-Year Interest Rate Swap, Receive Fixed 1.8905% Semi-Annually,	12/02/2022	7,838	35	—	35
Pay Variable 1.97% (CDOR03 Index) Semi-Annually

			$(14)	$—	$(14)

13   Payden Mutual Funds